SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).

Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions.

These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and expenses during the reporting period and accompanying notes. Actual results could differ from those estimates. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made.
Financial statements in U.S. dollars

The currency of the primary economic environment in which REE Automotive Ltd. and its subsidiaries operate is the U.S. dollar. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, foreign currency assets and liabilities are remeasured into U.S. dollars at the end-of-period exchange rates except for non-monetary assets and liabilities, which are measured at historical exchange rates. Revenue and expenses are remeasured each day at the exchange rate in effect on the day the transaction occurred.

Principles of consolidation

The consolidated financial statements include the accounts of REE Automotive Ltd. and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents

Cash and cash equivalents consist of cash balances and bank deposits, including money market funds, that have a maturity, at the date of purchase, of three months or less.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Investments

The Company accounts for investments in debt securities in accordance with ASC 320, "Investments - Debt Securities". Management determines the appropriate classification of its investments in debt securities at the time of purchase and re-evaluates such determinations at each balance sheet date.

Held-to-maturity securities are those securities that the Company has the positive intent and ability to hold until maturity and are recorded at amortized cost and adjusted for amortization of premiums and accretion of discounts. The Company’s investment securities are classified as held-to-maturity.

Generally, premiums are amortized to call date and discounts are accreted to maturity, on a level yield basis.

Starting January 1, 2023 the Company adopted ASU 2016-13, Topic 326 "Financial Instruments – Credit Losses: Measurement of Credit Losses on Financial Instruments" which modified the other than temporary impairment model for debt securities. Debt securities classified as held-to-maturity are reviewed each reporting period to determine whether an allowance for credit losses should be recorded. Management’s assessment as to whether an allowance should be recorded is based on, among other things, the length of time to maturity; the financial condition and near-term prospects of the issuer; The Company does not record an allowance for securities with zero expectation of nonpayment upon default. During the year ended December 31, 2023, no credit loss impairments have been identified.

For the years ended December 31, 2022 and 2021, the Company's securities are reviewed for impairment in accordance with ASC 320-10-35. If such assets are considered to be impaired, the impairment charge is recognized in earnings when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while declines in fair value related to other factors are recognized in accumulated other comprehensive income (loss). For the years ended December 31, 2022 and 2021 , no other-than-temporary impairment had been recognized.

Inventory

The Company’s inventory, which includes raw materials, work in-process, and finished goods, is carried at the lower of cost or net realizable value. Inventory cost is computed using standard cost, which approximates actual cost on a first-in, first-out basis. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overheads based on operating capacity.

At the end of each reporting period, the Company evaluates whether its inventories are damaged, obsolete, or have material changes in price or other causes, and if so, a loss is recognized in the period in which it occurs. Inventory write-downs are also based on reviews for any excess or obsolescence.

The Company also reviews its inventory to determine whether its carrying value exceeds the Net Realizable Value (“NRV”) upon the ultimate sale of the inventory. NRV is the estimated selling price of inventory in the ordinary course of business, less estimated costs of completion, disposal, and transportation. At the end of each reporting period, the Company determines the estimated selling price of its inventory based on market conditions. Once inventory is written-down, a new, lower cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in the restoration or increase in that newly established cost basis.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Restricted cash

Restricted cash represent restricted bank deposits which are primarily used as a security for the Company’s operating lease agreements.

Impairment for long-lived assets

Long-lived assets of the Company are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

For the years ended December 31, 2023, 2022, and 2021, no impairment charges were recognized.
Leases

The Company accounts for its leases under ASC 842, Leases. Under this guidance, lessees classify arrangements meeting the definition of a lease as operating or financing leases, and leases are recorded on the consolidated statements of financial position as both a right-of-use (“ROU”) assets and lease liabilities, calculated by discounting fixed lease payments over the lease term at the rate implicit in the lease or the Company’s incremental borrowing rate (“IBR”). The IBR is estimated to approximate the interest rate on a collateralized basis with similar terms and payments. The lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise such options. Variable lease expenses are primarily comprised of payments affected by CPI (“Consumer Price Index”) impact.

The Company elected to not recognize a lease liability and an ROU asset for leases with a term of twelve months or less. Lease payments on short-term leases are recognized as an expense on a straight-line basis over the lease term, not included in lease liabilities. Lastly, the Company also elected the practical expedient to not separate lease and non-lease components for its leases.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets below:

	Years
Computers and software	3	—	7
Furniture and fixtures	5	—	5
Machinery and equipment	4	—	7
Vehicles	7	—	7
Leasehold improvements	Shorter of the term of the lease or useful life

Pre-production costs related to long-term supply agreements

The Company incurred pre-production engineering, development and tooling costs related to products produced for its customers under future potential long-term supply agreements. Engineering, testing and other costs incurred in the design and development of production parts will be expensed as incurred. Pre-production costs related to potential long-term supply arrangements with a contractual guarantee for reimbursement were included in other assets.

Research and development, net

Research and development costs include personnel-related expenses associated with the Company’s engineering personnel and consultants responsible for the design, development and testing of its products and allocated overhead. Research and development costs are expensed as incurred and are presented net of the amount of any grants the Company receives for research and development in the period in which the grant was received.

Grants

On August 19, 2021, the Company was awarded approximately $12,272 (£10,141) as part of a total $15,002 (£12,397) grant from the UK government. This grant is part of a $49,571 (£40,963) investment, coordinated through the Advanced Propulsion Centre (‘APC’), in which REE will contribute approximately $46,397 (£38,340). The project runs from November 1, 2021 until July 2024. Funds spent on the project are claimed the month after each three month period and paid in the following month. As the APC reserves the right to recover the grant amount and the Company has no past history with the APC, the amounts of the grant are recognized as a reduction of research and development expenses when the cash is realizable. For the years ended December 31, 2023, 2022 and 2021 there were $4,667, $4,472 and zero gross royalty-bearing grants as a reduction of research and development, respectively.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Israeli severance pay

Pursuant to Section 14 of Israel’s Severance Compensation Law, 1963 (“Section 14”), the Israeli entity’s employees are included under this section and entitled only to monthly deposits at a rate of 8.33% of their monthly salary, made on their behalf with insurance companies. Payments in accordance with Section 14 release REE Automotive Ltd. from any future severance payments in respect of those employees. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership on the amounts deposited.

For the years ended December 31, 2023, 2022, and 2021, severance pay expenses amounted to $1,069, $1,217, and $842, respectively.

Employee benefit plan – Defined contribution plan

The Company maintains a defined contribution 401(k) retirement savings plan for its U.S. employees. Each participant in the 401(k) retirement savings plan may elect to contribute a percentage of his or her annual compensation up to a specified maximum amount allowed under U.S. Internal Revenue Service regulations. The Company matches employee contributions to a maximum of 4% of the participant annual compensation. For the years ended December 31, 2023, 2022, and 2021 the employer expenses related to the match amounted to $106, $117, and $76 respectively.

The Company maintains a privately administered pension insurance plan in the United Kingdom. Contributions to the plan are recognized as employee benefit expense when due. For the year ended December 31, 2021, the Company matched employee contributions to a maximum of 3% of base salary of the participant annual compensation. For the years ended December 31, 2023 and 2022, the Company matched employee contributions to a maximum of 6% of base salary of the participant annual compensation.

For the years ended December 31, 2023, 2022 and 2021 the employer expenses related to the match amounted to $538, $371 and $119, respectively.

Warranty Liability

Warranty liability provided to customers is accrued in accordance with management’s estimate. No claims were incurred for the years ended December 31, 2023, 2022 and 2021. The Company recorded warranty liability within other accounts payable and accrued expenses in the consolidated balance sheets for the years ended December 31, 2023 and 2022 in the amount of $127 and zero, respectively.

Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, and short-term investments.

The Company’s cash and cash equivalents, restricted cash and short-term investments are maintained with several large and reputable banks and an investment bank in Israel and the United States. In addition, the Company’s short-term investments are in securities that have high investment grade credit ratings. Generally, these securities may be redeemed upon demand and, therefore, bear low risk.

The Company has no significant off-balance-sheet concentrations of credit risk such as foreign exchange contracts and option contracts.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Stock-based compensation

The Company accounts for share-based compensation to employees and non-employees in accordance with ASC 718, “Compensation — Stock Compensation”, (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grant based on the fair value of the awards granted.

The Company grants awards that vest upon the satisfaction of service condition and in certain grants performance and market conditions as well.

For graded-vesting awards with no performance or market conditions, the Company recognizes the related share-based compensation expense on a straight-line basis over the requisite service period of the awards. For awards with performance conditions the share-based compensation expense is recognized if and when the Company concludes that it is probable that the performance condition will be achieved and where the performance condition awards include graded vesting, the share-based compensation expense is recognized based on the accelerated method. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjust compensation cost based on its probability assessment. For graded-vesting awards with market condition the share-based compensation expense is recognized based on the accelerated method.

The Company accounts for forfeitures as they occur. The fair value of certain performance share options with market-based performance conditions granted under the employee equity plan was estimated on the grant date using the Monte Carlo valuation methodology.

The Company used the following weighted-average assumptions for options granted to employees and non-employees:

	December 31, 2021
Expected volatility	60.8%	—	69.0%
Risk-Free interest rate	0.53%	—	1.07%
Expected dividend yield	0%
Expected life (years)	5.1

These assumptions and estimates were determined as follows:

Fair value of Ordinary shares — The Company’s Class A ordinary shares, without par value, having one vote per share (the “Class A Ordinary Shares”) had a limited history of being publicly traded. Prior to the consummation of the merger, the fair value was determined by management, with input from valuation reports prepared by third-party valuation specialists. In determining the fair value of ordinary shares subsequent to the consummation of the Merger Agreement, the board of directors considered the grant date fair value for share-based awards as of the closing price of our ordinary shares on NASDAQ on the date of grant.

Risk-free interest rate — The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Expected term — The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. There was not sufficient historical share exercise data to calculate the expected term of the share options. The Company determined the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Expected volatility — Since the Company had a limited trading history of its Ordinary shares, there was not sufficient historical volatility for the expected term of the share options. The expected volatility was derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considered to be comparable to its own business over a period equivalent to the option’s expected term.

Expected dividend yield - The Company did not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.

Fair value of financial instruments

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments consist of cash equivalents, restricted cash, other accounts receivable, short-term loan, trade payables, other accounts payable and accrued expenses. The estimated fair values of these financial instruments approximate their carrying value as presented, due to their short term maturities. We consider public warrant liabilities to be Level 1 and private warrants and derivative liabilities at fair value to be Level 3 and are measured at fair value using Level 3 inputs. The financial liability for the warrant and derivative liabilities are accounted for at fair value through earnings (see also Note 3, Note 16 and Note 17).

Convertible Promissory Notes

The Company applies ASC 470-20, “Debt with Conversion and Other Options” (“ASC 470-20”). In accordance with ASC 470-20 the Company first allocates the proceeds to freestanding liability instrument that are measured at fair value at each reporting date, based on their fair value. The remaining proceeds are allocated between the convertible debt and any bifurcated embedded derivatives. In accordance with ASC 815 “Derivatives and Hedging” (“ASC 815”), the Company bifurcates embedded derivatives that require bifurcation and accounts for them separately from the convertible debt.

The Company applies ASC 815, “Derivatives and Hedging” to all features related to convertible debt. When features meet the definition of a derivative, are not clearly and closely related to the characteristics of the convertible debt, and do not qualify for any scope exceptions within ASC 815, they are required to be accounted for separately from the debt instrument and recorded as derivative instrument liabilities. The fair value assigned to the embedded derivative instruments is marked to market in each reporting period. The Company has recorded embedded derivative liabilities related to the convertible promissory notes.

For further information regarding the convertible promissory notes, see Note 15.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Warrant Liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, are indexed to the Company’s own shares and whether the warrants are eligible for equity classification under ASC 815-40. This assessment is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding.

Warrants that meet all the criteria for equity classification, are required to be recorded as a component of additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value through earnings at each balance sheet date thereafter.

The Company classified the warrants (both public and private) as a liability pursuant to ASC 815-40 since the warrants do not meet the equity classification conditions. Accordingly, the Company measured the warrants at their fair value. The warrants liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of comprehensive loss.

In addition, as part of the convertible promissory note financing (see Note 15), the Company issued warrants that do not meet all the conditions to be classified as equity pursuant to ASC 815-40 and therefore are also measured at fair value through earnings.

For information Company's outstanding warrants, see Note 16.

Basic and diluted loss per share

Basic earnings (loss) per share is computed by dividing income (loss) available to Class A Ordinary shareholders by the weighted-average number of Class A Ordinary shares outstanding during the period. Basic and diluted loss per Class A Ordinary share is the same for all periods presented because all outstanding share options and warrants are anti-dilutive. The total weighted average number of shares related to outstanding options to Class A Ordinary Shares and warrants for the years ended December 31, 2023, 2022 and 2021 excluded from the calculations of diluted net loss per share were 2,679,771, 2,314,774 and 2,357,399, respectively. The Company’s Class B ordinary shares include voting rights only and therefore are excluded from the loss per share calculation.

Income taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, and if it is more likely than not that a portion or all of the deferred tax assets will not be realized.

ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. This standard contains a two-step approach to recognizing and measuring a liability for uncertain tax positions.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (on a cumulative basis) likely to be realized upon ultimate settlement.

Revenue recognition

Until 2021 the Company has generated revenues from selling its wheels to personal mobility products.

Under ASC 606 “Revenue from contracts with customers”, the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for contracts that are within the scope of the standard, the Company perform the following five steps: (1) Identify the contract(s) with a customer, (2) Identify the performance obligations in the contract, (3) Determine the transaction price, (4) Allocate the transaction price to the performance obligations in the contract and (5) Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company recognizes revenue at the time when its customer obtains control of the promised goods which is when the performance obligation is satisfied by transferring the promised product to the customer.

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring the products to the customer.

The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component.

Deferred revenues are recognized as (or when) the Company receives consideration prior to performing its obligations under the contract.

In April 2021, the Company entered into a strategic development agreement with a customer, pursuant to which the Company will develop and supply REE platform prototypes. Revenue related to the agreement is deferred and will be recognized upon satisfying performance obligations in the contract. As of December 31, 2023, 2022 and 2021, the Company recorded deferred revenues of zero, $943 and $943, respectively. For the twelve months ended on December 31, 2023, the Company recorded revenues in the amount of $943 upon the termination of the agreement with the customer.

Fulfillment costs are capitalized up to the amount that is expected to be recovered, and any excess amounts will be expensed as incurred. As of December 31, 2023, 2022 and 2021, the Company recorded capitalized costs of zero, $943 and $943, respectively. Following the revenue recognition as described above, the Company recorded capitalized expenses in the amount of $943 in cost of revenues.
In addition, for the twelve months ended on December 31, 2023 the Company recorded revenues from sales of EV prototypes in the aggregate amount of $665. Revenue from sales of EV prototypes is recognized at a point in time when the control of the goods is transferred to the customer, upon delivery.

The Company applies the practical expedient and does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customer and the transfer of the promised goods or services to the customer will be one year or less.

For contracts in which the performance obligation has an original expected duration of one year or less, the Company does not provide disclosure on its remaining performance obligations.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Remaining Performance Obligation

The Company’s remaining performance obligations are comprised of the delivery products and a material right for purchases of finished goods not yet delivered. As of December 31, 2023 and 2022, the aggregate amount of the transaction price allocated to remaining performance obligations was zero and $943 , respectively.

Cost of revenues

Cost of revenues primarily comprised from the cost of EVs and includes direct parts, material and labor costs, share-based compensation expenses, manufacturing overhead (e.g., depreciation of machinery and tooling), shipping and logistics costs, and reserves including for estimated warranty costs related to the production of EVs and adjustments to write down the carrying value of inventory when it exceeds its estimated net realizable value (“NRV”).

Advertising costs

For the years ended December 31, 2023, 2022, and 2021 advertising costs amounted to $224, $614 and $1,000 respectively. Advertising costs are charged to expense when incurred.

Segment information

Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker (“CODM”). As the CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance, the Company has determined that it operates in one operating segment.

Recently adopted accounting pronouncements

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

Financial Instruments-Credit Losses

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments.” This guidance replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.

The guidance is effective for the Company beginning January 1, 2023, and interim periods therein. The company adopted this ASU, but the standard did not have a material impact on the Company’s consolidated financial statements.
NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Recently issued accounting pronouncements, not yet adopted
Convertible Debt Instruments

In August 2020, the FASB issued ASU 2020-06, “Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity,” which simplifies the accounting for convertible instruments. The guidance removes certain accounting models that separate the embedded conversion features from the host contract for convertible instruments. Either a modified retrospective method of transition or a fully retrospective method of transition is permissible for the adoption of this standard. The guidance will be effective for the Company for the fiscal year beginning January 1, 2024 and interim periods within those fiscal years. Early adoption is permitted, but no earlier than the fiscal year beginning after December 15, 2020. The Company is currently evaluating the impact of adopting ASU 2020-06, however the adoption is not expect to result in a material impact to the Company’s consolidated financial statements.
Segment reporting

In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which requires public entities to disclose information about their reportable segments’ significant expenses and other segment items on an annual basis. Public entities with a single reportable segment are required to apply the disclosure requirements in ASU 2023-07, as well as all existing segment disclosures and reconciliation requirements in ASC 280 on an annual basis. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-07.
Income taxes
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The Company is currently evaluating the impact of adopting ASU 2023-09.